UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [  ];       Amendment Number:
                                                      -------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                ----------------------------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                ----------------------------------------------------------------
                Ballsbridge, Dublin 4, Ireland
                ----------------------------------------------------------------

                ----------------------------------------------------------------

Form 13F File Number:
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Patti Eyers
                ----------------------------------------------------------------
Title:          Head of Finance and Administration/Chief Compliance Officer
                ----------------------------------------------------------------
Phone:          011 353 1 6699220
                ----------------------------------------------------------------

Signature, Place and Date of Signing:


            /s/ Patti Eyers                 Dublin, Ireland      August 11, 2006
      --------------------------------    ------------------     ---------------
                  [Signature]               [City, State]            [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  30
                                                 --------------------
Form 13F Information Table Value Total:                636,128
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

PI Investment Management Limited, June 30, 2006


                                                                                         Column 8    Column 8    Column 8
                     Title of                 Value               Investment    Other     Voting      Voting      Voting
Name of Issuer         Class     CUSIP       ($1,000)    Shares   Discretion   Managers    Sole        Shared      None
--------------       --------    -----       --------    ------   ----------   --------  --------    --------     -------

AFLAC INC              Common    001055102    21,119     455,638  Sole         None        455,638
ALTRIA GROUP INC       Common    02209S103    37,298     507,933  Sole         None        507,933
BECTON DICKINSON       Common    075887109    14,535     237,766  Sole         None        237,766
CHEESECAKE FACTR       Common    163072101    13,984     518,897  Sole         None        518,897
CISCO SYSTEMS          Common    17275R102    16,169     827,881  Sole         None        827,881
DU PONT (EI)           Common    263534109    11,534     277,261  Sole         None        277,261
EXXON MOBIL CORP       Common    30231G102    38,909     634,214  Sole         None        634,214
FASTENAL CO            Common    311900104    18,156     450,634  Sole         None        450,634
FISERV INC             Common    337738108    12,511     275,816  Sole         None        275,816
FREDDIE MAC            Common    313400301    12,819     224,864  Sole         None        224,864
GENERAL DYNAMICS       Common    369550108    36,945     564,384  Sole         None        564,384
GENERAL ELECTRIC       Common    369604103    24,032     729,116  Sole         None        729,116
HARLEY-DAVIDSON        Common    412822108    13,505     246,046  Sole         None        246,046
HOME DEPOT INC         Common    437076102    15,126     422,641  Sole         None        422,641
ILLINOIS TOOL WO       Common    452308109    16,633     350,177  Sole         None        350,177
JOHNSON CONTROLS       Common    478366107    41,881     509,377  Sole         None        509,377
JOHNSON&JOHNSON        Common    478160104    47,521     793,071  Sole         None        793,071
LINEAR TECH CORP       Common    535678106    12,901     385,226  Sole         None        385,226
LIZ CLAIBORNE          Common    539320101    12,417     335,041  Sole         None        335,041
MCGRAW-HILL COS        Common    580645109    28,399     565,372  Sole         None        565,372
MEDTRONIC INC          Common    585055106    31,210     665,184  Sole         None        665,184
O'REILLY AUTOMOT       Common    686091109    13,949     447,238  Sole         None        447,238
PRAXAIR INC            Common    74005P104    12,057     223,273  Sole         None        223,273
PROGRESSIVE CORP       Common    743315103    11,519     448,024  Sole         None        448,024
ROCKWELL COLLINS       Common    774341101    26,928     481,977  Sole         None        481,977
SHERWIN-WILLIAMS       Common    824348106    15,414     324,640  Sole         None        324,640
TAIWAN SEMIC-ADR       ADR       874039100    11,372   1,238,790  Sole         None      1,238,790
TARGET CORP            Common    87612E106    12,637     258,588  Sole         None        258,588
WALGREEN CO            Common    931422109    24,046     536,262  Sole         None        536,262
WELLS FARGO & CO       Common    949746101    30,602     456,207  Sole         None        456,207
